CONCENTRATIONS OF RISKS (Tables)	6 Months Ended
Jun. 30, 2025
Major Customers [Member]
SCHEDULE OF CONCENTRATION

	Six months ended June 30,
	2024	2025
Customer A	24%	25%
Customer B	11%	9%

As of December 31, 2024 and June 30, 2025, accounts receivable due from these customers which accounted for more than 10% of the total consolidated accounts receivable, respectively are presented as follows:

	As of
	December 31, 2024	June 30, 2025
Customer A	38%	35%
Customer B	19%	18%

Major Vendors [Member]
SCHEDULE OF CONCENTRATION

	Six months ended June 30,
	2024	2025
Vendor A, related party	45%	39%
Vendor B, related party	30%	31%
Vendor C, related party	13%	10%

As of December 31, 2024 and June 30, 2025, accounts payable due to these vendors which accounted for more than 10% of the total consolidated accounts payable, respectively are presented as follows:

	As of
	December 31, 2024	June 30, 2025
Vendor A, related party	15%	15%
Vendor B, related party	43%	33%
Vendor C, related party	24%	27%